Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2021
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 200,000	$ 200,000
Unamortized issuance costs	4,263	5,357
Net carrying amount	$ 195,737	$ 194,643
Convertible Senior Notes
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle			$ 200,000